Acquisitions (Tables)	12 Months Ended
Apr. 30, 2016
Business Combinations [Abstract]
Schedule of consideration transferred

Shares issued	$2,035.5
Assumed debt from Big Heart	2,630.2
Cash consideration, net of cash acquired	1,232.1
Total purchase price	$5,897.8

Estimated fair values of the assets acquired and liabilities assumed
The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date.

Assets acquired:
Trade receivables	$142.0
Inventories	254.5
Other current assets	191.3
Property, plant, and equipment	324.0
Other intangible assets – net	3,831.8
Goodwill	3,004.7
Other noncurrent assets	28.0
Total assets acquired	$7,776.3
Liabilities assumed:
Current liabilities	$446.8
Deferred income taxes	1,349.6
Other noncurrent liabilities	82.1
Total liabilities assumed	$1,878.5
Net assets acquired	$5,897.8

The purchase price allocated to the identifiable intangible assets
The purchase price was allocated to the identifiable intangible assets acquired as follows:

Intangible assets with finite lives:
Customer relationships (25-year useful life)	$2,111.8
Trademarks (15-year useful life)	257.0
Intangible assets with indefinite lives:
Trademarks	1,463.0
Total intangible assets	$3,831.8

Business acquisition pro forma information
Had the transaction occurred at the beginning of the full comparable prior year period, the unaudited pro forma consolidated results would have been as follows:

Year Ended April 30, 2015
Net sales	$7,732.5
Net income	541.8
Net income per common share – assuming dilution	4.53